Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Entity	Mar. 31, 2014 JPY (¥) Entity	Mar. 31, 2013 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 11,380,649	¥ 10,813,254
Noncurrent assets	11,890,150	10,172,524
Total assets	23,270,799	20,985,778
Current liabilities	7,330,762	7,120,877
Long-term liabilities and noncontrolling interests	5,965,242	5,217,723
Affiliated companies accounted for by the equity method shareholders' equity	9,974,795	8,647,178
Total liabilities and shareholders' equity	23,270,799	20,985,778
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 2,691,222	¥ 2,429,576
Number of affiliated companies accounted for by the equity method at end of period | Entity	54	54
Net revenues	¥ 30,163,457	¥ 28,289,687	¥ 24,242,046
Gross profit	3,614,946	3,385,048	2,620,892
Net income attributable to affiliated companies accounted for by the equity method	966,133	963,003	705,249
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 308,545	¥ 318,376	¥ 231,519